Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 31, 2014
ALPS/GS Risk-Adjusted Return US Large Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS/GS RISK-ADJUSTED RETURN U.S. LARGE CAP INDEX ETF (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the GS Risk-Adjusted Return U.S. Large Cap Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance. For the fiscal period December 20, 2012 (commencement) through November 30, 2013, the Fund’s portfolio turnover rate was 12% of the average value of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange traded fund (“ETF”) that seeks investment results that closely correspond to the total return of the Underlying Index. The Underlying Index includes U.S. securities within the Russell 1000® Index selected in accordance with the proprietary methodology described below.

The Fund’s investment adviser, ALPS Advisors, Inc. (the “Adviser”), uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many other funds, the Fund does not try to “beat” the Underlying Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The Fund’s investment objective and the Underlying Index which the Fund seeks to track may be changed without shareholder approval.

The Underlying Index is designed to reflect the performance of a hypothetical portfolio of U.S. stocks that are anticipated to have the highest risk-adjusted returns based on a methodology (the “Methodology”) developed by Goldman, Sachs & Co. (the “Index Provider”). The Methodology selects a target of 50 stocks for inclusion in the Underlying Index from a subset of U.S. equity securities within the Russell 1000® Index that meet the minimum analysts coverage, liquidity and market capitalization requirements set forth below. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest capitalization securities in such index.

The Methodology classifies the stocks by sector, then sorts by the highest risk adjusted returns within each sector. Risk-adjusted returns are based on I/B/E/S (Institutional Brokers’ Estimate System) consensus 12-month target prices adjusted by their six month “realized” volatility (as defined below). All stocks are equally weighted and the number of stocks from each sector is determined by sector weightings using a risk-parity approach. Under this approach, the volatility of each sector is computed based on realized six-month volatility and sectors with relatively high realized volatility contribute proportionately fewer securities while sectors with relatively low realized volatility contribute proportionately more securities. The Underlying Index is rebalanced semiannually.

Stocks eligible for inclusion in the Underlying Index are constituents of the Russell 1000® Index which meet all of the following criteria at the close of the relevant determination date.

1) Coverage. Such stocks have 5 or more analysts contributing to the consensus target price according to Thomson Reuters I/B/E/S.
2) Market Capitalization. Such stocks rank in the top 90% of all stocks in the Russell 1000® Index measured by market capitalization.
3) Average Daily Volume. Such stocks rank in the top 90% of all stocks in the Russell 1000® Index measured by 30 (calendar) days average daily volume (in USD). The 30 (calendar) days average daily volume is calculated using the previous 30 calendar days up to (and including ) the relevant determination date, based on the primary exchange price and volume across the all U.S. exchanges.
4) Corporate Actions. Since the immediately preceding rebalancing date, such stocks have not (i) announced delisting or bankruptcy according to Bloomberg or Reuters or (ii) been delisted or undergone bankruptcy.

The Underlying Index is calculated on a total return basis, with all distributions reinvested.

Realized volatility is an historical calculation of the degree of movement based on prices or values of an asset observed periodically in the market over a specific period. The realized volatility of an asset is characterized by the frequency of the observations of the asset price used in the calculation and the period over which observations are made. The Methodology utilizes six-month realized volatility, which is calculated by the Thomson Reuters (Markets) LLC (the “Calculation Agent”) from daily closing asset prices of the stocks in each sector over a six-month period and then annualized.

The Adviser, using a replication strategy, generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

The Underlying Index is sponsored by the Index Provider and calculated by the Calculation Agent. Neither the Index Provider nor the Calculation Agent is affiliated with the Fund or the Adviser. The Methodology provides that a committee established by the Index Provider may exercise limited discretion with respect to the Underlying Index as contemplated by the Methodology. Information about the Underlying Index, including the components and weightings of the components of the Underlying Index as well as the value of the Underlying Index and a copy of the Methodology, are available at www.thomsonreuters.com. The foregoing website address, and other website addresses included herein, are inactive textual references and such websites cannot be accessed by clicking on any of the website addresses herein. Information in such websites is not part of this Prospectus. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s Underlying ETF holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.

Concentration. To the extent that the Fund’s or the Underlying Index’s portfolio is concentrated in the securities of companies in a particular market (including the market of a particular country or geographic region), industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Risk-Parity Risk. There can be no assurance that employing a “risk parity” approach to determine the number of stocks from each sector to include the securities in the Underlying Index will achieve any particular level of return, outperform indexes that use alternative approaches or will, in fact, reduce volatility or potential loss. Further, there can be no assurance that the number of stocks from each sector included in the Underlying Index at any given time is the optimal number of stocks for the Underlying Index or that the Underlying Index will outperform similar indexes with different numbers of stocks. By seeking to track the Underlying Index, the Fund is also susceptible to this risk.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s share price and/or net asset value to experience significant increases or decreases in value over short periods of time.

Methodology Risk. At each rebalancing, the stocks to be included in the Underlying Index are determined by the Methodology. There can be no assurance that any rebalancing will result in an optimal number of stocks in the Underlying Index or that the dates on which the rebalancings occur are the optimal dates to rebalance the Underlying Index. Further, there can be no assurance that the Methodology’s use of the six month historical realized volatility period will result in the Underlying Index outperforming similar indexes that use different time periods for determining volatility or other methodologies entirely. Since it is seeking to track the Underlying Index, the Fund will also be susceptible to this risk.

I/B/E/S Risk. The Methodology uses I/B/E/S consensus 12-month target prices adjusted by their historic six-month realized volatility to select stocks for inclusion in the Underlying Index. Such consensus target prices are subject to revision and may not be reliable predictors of future stock prices. If the number or quality of analysts covering the stocks in the Russell 1000® Index were to decline materially, and if I/B/E/S consensus target prices are unreliable or cease to be available, the stocks selected by the Methodology may not be the optimal selection of stocks for the Underlying Index, which may cause the value of the Underlying Index and/or the Fund to be less than it would be if another input were used for stock selection. Further, adjusting I/B/E/S consensus target prices by their historic six-month realized volatility may not result in the Underlying Index, and thus the Fund, outperforming another index that employs an alternative approach or that does not adjust consensus target prices by realized volatility.

Fluctuation of Net Asset Value. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the “NYSE Arca”). The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Underlying Index trading individually or in the aggregate at any point in time.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 855.325.8019.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855.325.8019
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 9.24% (March 31, 2013) Lowest Quarterly Return 4.67% (June 30, 2013)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ALPS/GS Risk-Adjusted Return US Large Cap Index ETF | ALPS/GS Risk-Adjusted Return US Large Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.55%
One Year	rr_ExpenseExampleYear01	$ 56
Three Years	rr_ExpenseExampleYear03	176
Five Years	rr_ExpenseExampleYear05	307
Ten Years	rr_ExpenseExampleYear10	$ 689
2013	rr_AnnualReturn2013	28.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	4.67%
1 Year	rr_AverageAnnualReturnYear01	28.45%
Since Inception	rr_AverageAnnualReturnSinceInception	26.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
ALPS/GS Risk-Adjusted Return US Large Cap Index ETF | Return After Taxes on Distributions | ALPS/GS Risk-Adjusted Return US Large Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.04%
Since Inception	rr_AverageAnnualReturnSinceInception	25.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
ALPS/GS Risk-Adjusted Return US Large Cap Index ETF | Return After Taxes on Distributions and Sale of Fund Shares | ALPS/GS Risk-Adjusted Return US Large Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.39%
Since Inception	rr_AverageAnnualReturnSinceInception	19.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
ALPS/GS Risk-Adjusted Return US Large Cap Index ETF | GS Risk-Adjusted Return U.S. Large Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.30%
Since Inception	rr_AverageAnnualReturnSinceInception	27.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
ALPS/GS Risk-Adjusted Return US Large Cap Index ETF | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
Since Inception	rr_AverageAnnualReturnSinceInception	31.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012